Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Trading Symbol	TOO
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Current Fiscal Year End Date	--12-31